Fair Value Measurements - Schedule of Fair Value of Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account	$ 20,886,019	$ 36,605,106
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account	20,886,019	36,605,106
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account